Loan facilities and lines of credit (Details 3) - Line of credit ¥ in Millions	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
2025	¥ 3,679
2026	2,736
2027	8,415
2028	9,415
2029	2,181
2030 and thereafter	8,958
Total	¥ 35,384